Debt (Details) - Schedule of Maturity Analysis of the Long-Term Debt - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Schedule Of Maturity Analysis Of The Long Term Debt Abstract
2024	$ 306,311
2025	436,976
2027	451,457
2028	285,134
2024	215,978
Total debt	1,695,856
Less current portion	412,834
Long-term debt	$ 1,283,022	$ 1,389,545